Supplemental Oil and Gas Reserve Information (Unaudited) (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of change in the standardized measure of discounted future net cash flows
Balance at beginning of period	$ 23,595
Sales of oil and gas, net	(5,342)	(7,655)
Net change in prices and production costs	8,006	3,084
Net change in future development costs		(4,563)
Extensions and discoveries	5,883	5,067
Acquisition of reserves		18,967
Sale of reserves
Revisions of previous quantity estimates	(14,804)	5,245
Previously estimated development costs incurred
Net change in income taxes
Accretion of discount	2,360	2,043
Other	316	1,407
Balance at end of period	$ 20,014	$ 23,595